Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

Description	ROU-office premises	Building	Plant and equipment	Furniture and fittings	Vehicles	Office equipment’s	Computer equipment’s	In (US$) Total
Gross carrying value
As at 31 March, 2024	513,854	32,006	11,411,639	16,581	41,996	796	31,398	12,048,270
Additions	723,650	—	804,171	—	1,090	60,812	77	1,589,105
Derecognised on Disposals	(462,993)	—	—	(695)	—	—	—	(462,993)
As at 30 September, 2024	774,511	32,006	12,215,810	15,886	43,086	61,608	31,475	13,174,382
Additions	—	—	2,210,085	5,158	132,385	45,995	2,638	2,396,261
Derecognised on Disposals	(32,938)	—	—	—	—	—	—	(32,938)
As at 31 March, 2025	741,573	32,006	14,425,894	21,044	175,471	107,603	34,113	15,537,704
Additions				883,752			3,704	887,456
Disposals
As at 30 September, 2025	741,572	32,006	14,425,894	904,795	175,471	107,603	37,817	16,425,159

Accumulated depreciation and impairment loss
As at 31 March, 2024	159,842	912	1,403,452	1,908	12,474	219	11,877	1,590,684
Charge for the year	62,185	222	542,881	689	2,606	78	3,921	612,582
Derecognised on Disposals	(149,114)	—	—	—	—	—	—	(149,114)
As at 30 September, 2024	72,913	1,134	1,946,333	2,597	15,080	297	15,798	2,054,152
Charge for the year	38,764	217	519,898	827	7,913	10,481	3,758	581,858
Derecognised on Disposals	—	—	—	—	—	—	—	—
As at 31 March, 2025	111,677	1,351	2,466,231	3,424	22,993	10,778	19,556	2,636,010
Charge for the year	75,663	215	502,060	768	3,879	10,447	2,842	595,873
Derecognised on Disposals
As at 30 September, 2025	187,340	1,565	2,968,291	4,191	26,871	21,226	22,398	3,231,883

Net block as at 31 March, 2024	354,012	31,094	10,008,187	14,673	29,522	577	19,522	10,457,586
Net block as at 30 Sept 2024	701,598	30,872	10,269,477	13,289	28,006	61,311	15,677	11,120,230
Net block as at 31 March, 2025	629,895	30,655	11,959,664	17,620	152,478	96,825	14,557	12,901,695
Net block as at 30 Sept 2025	554,231	30,441	11,457,604	900,604	148,600	86,378	15,419	13,193,276

Property and equipment consist of the following:

Description	Rights of use of assets - office premises	Building	Plant and equipment	Furniture and fittings	Vehicles	Office equipment	Computer equipment	Total	Capital work in progress
Gross carrying value
As at March 31, 2022	—	—	—	—	—	—	—	—	—
Additions	461,420	—	2,326,888	11,802	24,396	796	26,856	2,852,158	—
Acquisition through business combination	25,111	32,006	7,349,465	—	17,600	—	4,200	7,428,382	794,271
As at March 31, 2023	486,531	32,006	9,676,353	11,802	41,996	796	31,056	10,280,540	794,271
Additions	27,323	—	1,735,286	4,779	—	—	342	1,767,730	—
Adjustments	—	—	—	—	—	—	—	—	83,832
As at March 31, 2024	513,854	32,006	11,411,639	16,581	41,996	796	31,398	12,048,270	878,103
Additions	723,650	—	3,014,255	4,463	133,475	106,807	2,715	3,985,366	—
Disposals	(495,932)	—	—	—	—	—	—	(495,932)	—
Adjustments	—	—	—	—	—	—	—	—	(553,018)
As at March 31, 2025 (USD)	741,573	32,006	14,425,894	21,044	175,471	107,603	34,113	15,537,704	325,085

Accumulated depreciation and impairment loss
As at March 31, 2022	—	—	—	—	—	—	—	—	—
Charge for the year	50,845	462	616,304	421	7,307	61	4,613	680,013	—
As at March 31, 2023	50,845	462	616,304	421	7,307	61	4,613	680,013	—
Charge for the year	108,997	450	787,148	1,487	5,167	158	7,264	910,671	—
As at March 31, 2024	159,842	912	1,403,452	1,908	12,474	219	11,877	1,590,684	—
Charge for the year	140,703	439	1,062,779	1,516	10,519	10,559	7,679	1,234,193	—
Derecognised on ‘Disposals	(188,868)	—	—	—	—	—	—	(188,868)	—
As at March 31, 2025 (USD)	111,677	1,351	2,466,231	3,424	22,993	10,778	19,556	2,636,010	—

Net block as at March 31, 2023	435,686	31,544	9,060,049	11,381	34,689	735	26,443	9,600,527	794,271
Net block as at March 31, 2024	354,012	31,094	10,008,187	14,673	29,522	577	19,521	10,457,586	878,103
Net block as at March 31, 2025 (USD)	629,895	30,655	11,959,664	17,620	152,478	96,825	14,557	12,901,695	325,085